Loss per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss per share
Note 22 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the year ended December 31,
	2018	2017	2016

Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
— continuing operations	$(8,174)	$(8,803)	$(5,047)
— discontinued operations	(4,198)	(2,411)	-
Net loss	$(12,372)	$(11,214)	$(5,047)

Weighted average shares used in calculating loss per share — basic and diluted	35,080,704	11,341,629	7,422,208

Loss from continuing operations per share – basic and diluted	$(0.23)	$(0.78)	$(0.68)
Loss from discontinued operations per share – basic and diluted	$(0.12)	$(0.21)	$-
Net loss per share – basic and diluted	$(0.35)	$(0.99)	$(0.68)

As of December 31, 2018, 2017 and 2016, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.